Consolidated Statements of Financial Position (Parentheticals) $ in Thousands	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Statement of financial position [abstract]
Allowances for doubtful accounts (in Dollars) | $	$ 12,855	$ 9,717
Ordinary shares, authorized	25,000,000	25,000,000
Ordinary shares, issued	15,862,887	15,862,887
Ordinary shares, outstanding	15,294,267	15,294,267
Treasury shares	568,620	568,620